Private Placement	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and certain funds and accounts managed by two qualified institutional investors purchased an aggregate of 7,270,000 Private Placement Warrants, each exercisable to purchase one share of Class A common stock at a price of $11.50 per share, in a private placement. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

In connection with the foregoing, the Company issued to the two qualified institutional investors an aggregate of 790,384 shares of Class B common stock upon consummation of the Initial Public Offering. The Company received an aggregate of $7,270,000 from these sales of Private Placement Warrants and shares of Class B common stock.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and certain funds and accounts managed by two qualified institutional investors purchased an aggregate of 7,270,000 Private Placement Warrants, each exercisable to purchase one share of Class A common stock at a price of $11.50 per share, in a private placement. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. At the closing of the Private Placement, on January 20, 2021, $212,308 of excess funding was repaid to the

Sponsor. As a result of the fair value of the private placement warrants exceeding the purchase price paid of the private placement warrants, the Company recorded an expense of $2,980,700.

In connection with the foregoing, the Company issued to the two qualified institutional investors an aggregate of 790,384 shares of Class B common stock upon consummation of the Initial Public Offering. The Company received an aggregate of $7,270,000 from these sales of Private Placement Warrants and shares of Class B common stock.